DWS Tax-Exempt Portfolio Shareholder Fees	Apr. 30, 2025 USD ($)
Tax Exempt Cash Managed Shares [Member] | DWS Tax-Exempt Portfolio | Tax-Exempt Cash Managed Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0